SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2012, 2013, and 2014 is as follows:

	Year ended June 30, 2012
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2013
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$224,365,987	$178,133,849	$108,846,044	$9,985,966	$521,331,846
Costs of revenue	143,645,421	104,055,425	93,458,694	4,549,394	345,708,934

Gross profit	$80,720,566	$74,078,424	$15,387,350	$5,436,572	$175,622,912

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2012	2013	2014

Revenues:
PRC	$297,154,293	$285,978,231	$393,595,606
Non-PRC (including Hong Kong)	24,549,639	63,076,771	127,736,240

	$321,703,932	$349,055,002	$521,331,846

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2013	2014

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$98,992,331	$102,180,639
Non-PRC (including Hong Kong)	12,913,187	12,058,722

	$111,905,518	$114,239,361